S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Gores Sponsor XI LLC [Member]	Jun. 03, 2026 USD ($) shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,970,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	600,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount | $	$ 1,500,000
Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,250,000